Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Aug. 21, 2020	0
Balance at Aug. 21, 2020	$ 0	$ 0	$ 0	$ 0
HighPeak business combination with HPK LP (in shares)	81,383,000			430,902,000
HighPeak business combination with HPK LP	$ 8	521,674
HighPeak business combination with HPK LP			(90,780)
Conversion of Pure Common Stock (in shares)	1,232,000
Conversion of Pure Common Stock	$ 0	12,324	0	$ 12,324
Forward Purchases (in shares)	8,977,000
Forward Purchases	$ 1	89,768	0	89,769
Offering costs (including costs incurred at Pure prior to HighPeak business combination)	0	(21,766)	0	(21,766)
Deferred income tax liability at HighPeak business combination	$ 0	(39,946)	0	(39,946)
Exercise of warrants (in shares)	313,000
Exercise of warrants	$ 0	3,596	0	$ 3,596
Exercised (in shares)	0			0
Shares issued upon options being exercised	$ 0	0	0	$ 0
Compensation costs included in net income	0	15,776	0	15,776
Net income (loss)	$ 0	0	(16,429)	(16,429)
Balance (in shares) at Dec. 31, 2020	91,968,000
Balance at Dec. 31, 2020	$ 9	581,426	(107,209)	474,226
Exercise of warrants (in shares)	554,000
Exercise of warrants	$ 0	5,466	0	5,466
Exercised (in shares)	154,000
Shares issued upon options being exercised	$ 0	1,574	0	1,574
Compensation costs included in net income	0	966	0	966
Net income (loss)	$ 0	0	4,744	4,744
Balance (in shares) at Mar. 31, 2021	92,676,000
Balance at Mar. 31, 2021	$ 9	589,432	(102,465)	486,976
Balance (in shares) at Dec. 31, 2020	91,968,000
Balance at Dec. 31, 2020	$ 9	581,426	(107,209)	$ 474,226
Exercised (in shares)				154,268
Net income (loss)				$ 10,487
Balance (in shares) at Jun. 30, 2021	92,729,000
Balance at Jun. 30, 2021	$ 9	590,455	(96,722)	493,742
Balance (in shares) at Mar. 31, 2021	92,676,000
Balance at Mar. 31, 2021	$ 9	589,432	(102,465)	486,976
Compensation costs included in net income	0	1,023	0	1,023
Net income (loss)	$ 0	0	5,743	5,743
Balance (in shares) at Jun. 30, 2021	92,729,000
Balance at Jun. 30, 2021	$ 9	$ 590,455	$ (96,722)	$ 493,742